Share Capital - Option Transaction (Parenthetical) (Details)	6 Months Ended
	Jun. 30, 2025 Equityinstruments yr $ / shares	Jun. 30, 2024 yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | Equityinstruments	2,556,452
Exercise price | $ / shares	$ 1.4
Period | yr	5	5